Post-Balance Sheet Events (Details) - Shell Midstream Partners, L.P. - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jul. 25, 2022	Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		68.50%
Announcement of plan to purchase shares in subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Share price	$ 15.85
Announcement of plan to purchase shares in subsidiary | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Consideration payable	$ 1,960